N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Horace Mann Life Insurance CO Qualified Group Annuity Separate Account
Entity Central Index Key	0001379482
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2024
Amendment Flag	false
Qualified Variable Deferred Group Annuity Contract
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets.	1.32% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,432	$3,013
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges

Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets.	1.32% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,432	$3,013
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.75%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.29%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.13%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.32%
Optional Benefits Minimum [Percent]	0.05%
Optional Benefits Maximum [Percent]	0.50%
Lowest Annual Cost [Dollars]	$ 1,432
Highest Annual Cost [Dollars]	$ 3,013
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Certificate is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any
Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract -Insurance Company Risks

Investment Restrictions [Text Block]	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Certificate.At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment.We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificatefor the purposes of market timing or for any other purpose that We, in Oursole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
Optional Benefit Restrictions [Text Block]	Optional benefits may not be available in all states or in all Plans.The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. You should refer to the Contract and enrollment form for the optional riders available to You.Guaranteed Minimum Death Benefit Riders will not be issued on or after the Participant’s70th birthday.The Guaranteed Minimum Death Benefit Riders cannot be terminated by the Participant or the Contract Owner after the Certificate Date.Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.The Guaranteed Minimum Death Benefit Riders may only be terminated by Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.
Tax Implications [Text Block]	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate. There is no additional tax benefit to the investor when the Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fees
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses). Annual Contract Expenses
Administrative Expenses (1)	$36
Base Contract Expenses (2) (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider
0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.(2)This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.(3)If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Exchange Fee, Current [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 36
Administrative Expense, Footnotes [Text Block]	We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.13%
Portfolio Company Expenses Maximum [Percent]	1.32%
Surrender Example [Table Text Block]
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,165	$16,619	$21,141	$32,827

Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,165
Surrender Expense, 3 Years, Maximum [Dollars]	16,619
Surrender Expense, 5 Years, Maximum [Dollars]	21,141
Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,827
Annuitize Example [Table Text Block]
If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,013	$9,210	$15,644	$32,827

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,013
Annuitized Expense, 3 Years, Maximum [Dollars]	9,210
Annuitized Expense, 5 Years, Maximum [Dollars]	15,644
Annuitized Expense, 10 Years, Maximum [Dollars]	32,827
No Surrender Expense, 1 Year, Maximum [Dollars]	3,013
No Surrender Expense, 3 Years, Maximum [Dollars]	9,210
No Surrender Expense, 5 Years, Maximum [Dollars]	15,644
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 32,827
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested. Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product. Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money. Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength. Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73. Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit – the
initial Net Premium
received (adjusted for
any additional Net
Premium, withdrawals
and outstanding loan
balance).
		Optional	0.05% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death	If You die before the Annuity Date and	Optional	0.20% (on an annual basis) of Your average	May not be available in all states or in all Plans
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Benefit — Step-up with Return of Premium
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).

Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance) accumulated
at 5% interest prior to
and upon the
Certificate
Anniversary
immediately following
the Participant’s
attainment of age 80.
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your	Optional	0.50% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans. This rider will only be included or offered if
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Certificate.
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.

Benefits Available [Table Text Block]
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit – the
initial Net Premium
received (adjusted for
any additional Net
Premium, withdrawals
and outstanding loan
balance).
		Optional	0.05% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death	If You die before the Annuity Date and	Optional	0.20% (on an annual basis) of Your average	May not be available in all states or in all Plans
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Benefit — Step-up with Return of Premium
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).

Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance) accumulated
at 5% interest prior to
and upon the
Certificate
Anniversary
immediately following
the Participant’s
attainment of age 80.
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your	Optional	0.50% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans. This rider will only be included or offered if
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Certificate.
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.

Name of Benefit [Text Block]	Name of benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.68%	10.64%	6.29%	4.93%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.74%	13.32%	7.98%	5.93%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.82%	16.53%	10.57%	7.40%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.13%	11.75%	7.92%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.12%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.12%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.70%*	7.91%	3.74%	3.03%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	12.65%	7.36%	5.35%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.86%*	14.08%	8.43%	6.10%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.89%*	15.57%	9.58%	6.74%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.93%*	17.48%	11.10%	7.72%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.77%*	16.97%	12.33%	9.64%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(2) / Fidelity Management & Research Co.	0.35%	25.88%	15.27%	11.64%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.69%	27.16%	17.15%	12.44%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	12.39%	12.60%	8.46%
Mid Blend	CVT S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	15.89%	12.06%	8.66%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(2) / Allspring Global Investments, LLC	1.15%*	20.14%	9.90%	7.43%
Small Value	JPMorgan Small Cap Value Fund — A Shares / J.P. Morgan Investment Management Inc.	1.19%*	12.77%	10.12%	5.93%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(2) / BNY Mellon Investment Adviser, Inc.	0.60%*	15.39%	10.41%	8.04%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	8.40%	9.56%	7.89%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(3) / Lord Abbett & Co. LLC.	1.04%*	8.03%	9.20%	6.90%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(2)(3) / Fidelity Management & Research Co.	0.98%	20.22%	9.71%	4.65%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	14.39%	9.20%	6.09%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	15.67%	8.37%	4.43%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.85%	10.89%	4.96%	5.77%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(2) / Fidelity Management & Research Co.	0.63%	6.00%	1.72%	2.08%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	12.94%	5.49%	4.21%
Global Bond	Templeton Global Bond VIP Fund — Class 4(3) / Franklin Advisers, Inc.	0.85%*	2.82%	-2.23%	-0.76%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	6.52%	0.99%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	10.23%	5.91%	4.74%
Balanced	Wilshire VIT Global Allocation Fund(2) / Wilshire Advisors, LLC	1.32%	16.44%	7.24%	5.04%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	5.05%	1.82%	1.19%
*These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/QVDGAC(1)Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.(2)The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.(3)On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.68%	10.64%	6.29%	4.93%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.74%	13.32%	7.98%	5.93%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.82%	16.53%	10.57%	7.40%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.13%	11.75%	7.92%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.12%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	19.12%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.70%*	7.91%	3.74%	3.03%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	12.65%	7.36%	5.35%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.86%*	14.08%	8.43%	6.10%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.89%*	15.57%	9.58%	6.74%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.93%*	17.48%	11.10%	7.72%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.77%*	16.97%	12.33%	9.64%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(2) / Fidelity Management & Research Co.	0.35%	25.88%	15.27%	11.64%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.69%	27.16%	17.15%	12.44%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	38.13%	18.38%	14.07%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	12.39%	12.60%	8.46%
Mid Blend	CVT S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	15.89%	12.06%	8.66%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(2) / Allspring Global Investments, LLC	1.15%*	20.14%	9.90%	7.43%
Small Value	JPMorgan Small Cap Value Fund — A Shares / J.P. Morgan Investment Management Inc.	1.19%*	12.77%	10.12%	5.93%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(2) / BNY Mellon Investment Adviser, Inc.	0.60%*	15.39%	10.41%	8.04%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	8.40%	9.56%	7.89%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(3) / Lord Abbett & Co. LLC.	1.04%*	8.03%	9.20%	6.90%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(2)(3) / Fidelity Management & Research Co.	0.98%	20.22%	9.71%	4.65%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	14.39%	9.20%	6.09%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	15.67%	8.37%	4.43%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.85%	10.89%	4.96%	5.77%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(2) / Fidelity Management & Research Co.	0.63%	6.00%	1.72%	2.08%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	12.94%	5.49%	4.21%
Global Bond	Templeton Global Bond VIP Fund — Class 4(3) / Franklin Advisers, Inc.	0.85%*	2.82%	-2.23%	-0.76%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	6.52%	0.99%
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	10.23%	5.91%	4.74%
Balanced	Wilshire VIT Global Allocation Fund(2) / Wilshire Advisors, LLC	1.32%	16.44%	7.24%	5.04%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	5.05%	1.82%	1.19%

Portfolio Company Objective [Text Block]	Type of Fund
Temporary Fee Reductions, Current Expenses [Text Block]	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/QVDGAC
Qualified Variable Deferred Group Annuity Contract | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Certificate (e.g., Portfolio Companies).Each Investment Option (including any Fixed Account Investment Option) will have its own unique risks.You should review these Investment Options before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Qualified Variable Deferred Group Annuity Contract | PremiumBonusRiskMember
Prospectus:
Principal Risk [Text Block]	Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Qualified Variable Deferred Group Annuity Contract | LimitationonAccesstoCashValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Qualified Variable Deferred Group Annuity Contract | SignificantEventsMember
Prospectus:
Principal Risk [Text Block]	Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
Qualified Variable Deferred Group Annuity Contract | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Certificate, including loss of principal.
Principal Risk [Text Block]	Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
Qualified Variable Deferred Group Annuity Contract | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risk [Text Block]	Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Qualified Variable Deferred Group Annuity Contract | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risk [Text Block]	Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2015SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.64%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	4.93%
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2025SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2035SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.53%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	7.40%
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2045SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.13%
Average Annual Total Returns, 5 Years [Percent]	11.75%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2055SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Qualified Variable Deferred Group Annuity Contract | FidelityFreedom2065SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 Portfolio SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	19.12%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPFundsManager20SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 20% SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	3.74%
Average Annual Total Returns, 10 Years [Percent]	3.03%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPFundsManager50SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 50% SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	5.35%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPFundsManager60SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.08%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPFundsManager70SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 70% SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPFundsManager85SC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 85% SC2
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Co.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Qualified Variable Deferred Group Annuity Contract | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPIndex500PortfolioSC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio SC 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.64%
Qualified Variable Deferred Group Annuity Contract | LVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	LVIP JPMorgan U.S. Equity Fund - Standard Class
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	12.44%
Qualified Variable Deferred Group Annuity Contract | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Qualified Variable Deferred Group Annuity Contract | MFSVITIIIMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Value
Portfolio Company Name [Text Block]	MFS VIT III Mid-Cap Value Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Qualified Variable Deferred Group Annuity Contract | CVTSPMidCap400IndexClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Blend
Portfolio Company Name [Text Block]	CVT S&P Mid-Cap 400 Index Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.89%
Average Annual Total Returns, 5 Years [Percent]	12.06%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Qualified Variable Deferred Group Annuity Contract | AllspringVTDiscoverySMIDCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	Allspring VT Discovery SMID Cap Growth Fund
Portfolio Company Adviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Qualified Variable Deferred Group Annuity Contract | JPMorganSmallCapValueASharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Fund — A Shares
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	12.77%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	5.93%
Qualified Variable Deferred Group Annuity Contract | BNYMellonInvestmentPortfolioSmallCapStockIndexPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.41%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Qualified Variable Deferred Group Annuity Contract | ClearBridgeVariableSmallCapGrowth1Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth 1
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.40%
Average Annual Total Returns, 5 Years [Percent]	9.56%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Qualified Variable Deferred Group Annuity Contract | LordAbbettSeriesFundDevelopingGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Developing Growth Portfolio
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPOverseasPortfolioSC2Member
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio SC 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	20.22%
Average Annual Total Returns, 5 Years [Percent]	9.71%
Average Annual Total Returns, 10 Years [Percent]	4.65%
Qualified Variable Deferred Group Annuity Contract | MFSVITIIInternationalGrowthServiceMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	MFS VIT II International Growth Portfolio Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Qualified Variable Deferred Group Annuity Contract | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	American Funds IS New World Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Qualified Variable Deferred Group Annuity Contract | FidelityRealEstatePortfolioSC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Fidelity® VIP Real Estate SC2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.77%
Qualified Variable Deferred Group Annuity Contract | FidelityVIPInvestmentGradeBondPortfolioSC2Member
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio SC 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Qualified Variable Deferred Group Annuity Contract | BlackRockHighYieldVIFClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	BlackRock High Yield V.I. Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisers, LLC.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Qualified Variable Deferred Group Annuity Contract | TempletonGlobalBondVIPFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund — Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	(0.76%)
Qualified Variable Deferred Group Annuity Contract | VanguardVIFGlobalBondIndexMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Vanguard® VIF Global Bond Index
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Qualified Variable Deferred Group Annuity Contract | AmericanFundsInsuranceSeriesManagedRiskAssetAllocationFundClassP2Member
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund – P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	10.23%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	4.74%
Qualified Variable Deferred Group Annuity Contract | WilshireVITGlobalAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Name [Text Block]	Wilshire VIT Global Allocation Fund
Portfolio Company Adviser [Text Block]	Wilshire Advisors, LLC
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	5.04%
Qualified Variable Deferred Group Annuity Contract | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	1.19%
Qualified Variable Deferred Group Annuity Contract | GuaranteedMinimumDeathBenefitStepupwithReturnofPremiumGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Name of Benefit [Text Block]	Guaranteed Minimum Death
Purpose of Benefit [Text Block]	If You die before the Annuity Date and
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans Name of benefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Restrictions/LimitationsBenefit — Step-up with Return of Premiumwhile the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium Death Benefit described above; or (4) the Step-Up Death Benefit – the greatest Step-Up Anniversary Value (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).Participant Account Value.If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.You should refer to the Contract and enrollment form for the optional riders available to You.
Name of Benefit [Text Block]	Guaranteed Minimum Death
Qualified Variable Deferred Group Annuity Contract | GuaranteedMinimumDeathBenefitReturnofPremiumwithInterestGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium with Interest
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium with Interest Death Benefit – Net premium (adjusted for any additional Net Premium, withdrawals and outstanding loan balance) accumulated at 5% interest prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.You should refer to the Contract and enrollment form for the optional riders available to You.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium with Interest
Qualified Variable Deferred Group Annuity Contract | GuaranteedMinimumDeathBenefitReturnofPremiumGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.05%
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium Death Benefit – the initial Net Premiumreceived (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.05%
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.You should refer to the Contract and enrollment form for the optional riders available to You.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium
Qualified Variable Deferred Group Annuity Contract | PremiumBonusGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Premium Bonus
Purpose of Benefit [Text Block]	Provides for a credit of a percentage of premium We receive at Our Home Officeduring the period of time specified in Your
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans.This rider will only be included or offered if Name of benefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Restrictions/LimitationsCertificate.negotiated by the employer and HMLIC as part of the Contract.You should refer to the Contract and enrollment form for the optional riders available to You.The premium bonus will never exceed 5% and will never be paid longer than 5 years.
Name of Benefit [Text Block]	Premium Bonus
Qualified Variable Deferred Group Annuity Contract | LoansMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Qualified Variable Deferred Group Annuity Contract | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Investment OptionsYou select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Qualified Variable Deferred Group Annuity Contract | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the Investment OptionsYou have selected, at set intervals over a specific period of time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the portfolio rebalancing option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Qualified Variable Deferred Group Annuity Contract | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the systematic withdrawal option You select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Systematic Withdrawals
Qualified Variable Deferred Group Annuity Contract | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDeath Benefit Proceeds If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required. The beneficiary will receive the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any rider elected and attached to the Certificate.At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child. Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change. Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday. Guaranteed Minimum Death Benefit—Return of Premium Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium Death Benefit described in this rider.Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.) The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death. We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Guaranteed Minimum Death Benefit—Step-up with Return of Premium Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium Death Benefit described in this rider; or4.the Step-Up Death Benefit described in this rider.We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit. Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death. Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below. We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier. The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death. Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts. Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Guaranteed Minimum Death Benefit—Return of Premium with Interest Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium with Interest Death Benefit described in this rider.Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates: 1.5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.2.0 percent thereafter.An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal. We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit. Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death. Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts. Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Annuity PaymentsThe Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”) The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges. The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”) In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum. Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis. ●If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.●The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.The death benefit ends upon full annuitization of the Certificate. Amount of Fixed and Variable Annuity PaymentsThe Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option. Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC. Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s). The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments. The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00. ●The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.●If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.Not all Subaccount(s) may be available for Annuity Payments.Misstatement of Age or Sex If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
Retirement Protector
Prospectus:
Fees and Expenses [Text Block]
Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets.	1.16% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,342	$2,462
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.
The Contract - Deductions and Expenses - Surrender Charges

Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificate data pages for information about the specific fees You will pay each year based on the options You have elected.

The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets.	1.16% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,342	$2,462
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Contract classes and Portfolio
Company fees and expenses
●No optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination of
Contract classes, Portfolio
Company fees and expenses and
optional benefits
●No sales charges
●No additional purchase payments,
transfers or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.75%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.29%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.04%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.16%
Optional Benefits Minimum [Percent]	0.05%
Optional Benefits Maximum [Percent]	0.50%
Lowest Annual Cost [Dollars]	$ 1,342
Highest Annual Cost [Dollars]	$ 2,462
Risks [Table Text Block]
Risks
Risk of Loss	You can lose money by investing in this Certificate, including loss of principal.	Location in Statutory ProspectusPrincipal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Certificate is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any
Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract -Insurance Company Risks

Investment Restrictions [Text Block]	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Certificate.At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment.We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificatefor the purposes of market timing or for any other purpose that We, in Oursole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
Optional Benefit Restrictions [Text Block]	Optional benefits may not be available in all states or in all Plans.The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. You should refer to the Contract and enrollment form for the optional riders available to You.Guaranteed Minimum Death Benefit Riders will not be issued on or after the Participant’s70th birthday.The Guaranteed Minimum Death Benefit Riders cannot be terminated by the Participant or the Contract Owner after the Certificate Date.Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.The Guaranteed Minimum Death Benefit Riders may only be terminated by Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.
Tax Implications [Text Block]	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate. There is no additional tax benefit to the investor when the Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Text Block]	Fees
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected. The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted. Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses). Annual Contract Expenses
Administrative Expenses (1)	$36
Base Contract Expenses (2) (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider
0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.(2)This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.(3)If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.16%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	8.00%
Exchange Fee, Current [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 36
Administrative Expense, Footnotes [Text Block]	We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC. We have negotiated rates between 0.75% and 1.25%.
Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.16%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.04%
Portfolio Company Expenses Maximum [Percent]	1.16%
Surrender Example [Table Text Block]
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,659	$15,100	$18,575	$27,510

Surrender Expense, 3 Years, Maximum [Dollars]	$ 10,659
Surrender Expense, 5 Years, Maximum [Dollars]	15,100
Surrender Expense, 10 Years, Maximum [Dollars]	18,575
Annuitized Expense, 1 Year, Maximum [Dollars]	2,462
Annuitized Expense, 3 Years, Maximum [Dollars]	7,566
Annuitized Expense, 5 Years, Maximum [Dollars]	12,924
Annuitized Expense, 10 Years, Maximum [Dollars]	27,510
No Surrender Expense, 1 Year, Maximum [Dollars]	2,462
No Surrender Expense, 3 Years, Maximum [Dollars]	7,566
No Surrender Expense, 5 Years, Maximum [Dollars]	12,924
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,510
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested. Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product. Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money. Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength. Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73. Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
		Optional	0.05% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	the Return of Premium Death Benefit – the initial Net Premium received (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).			You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Step-up with Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).
Optional
0.20% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance) accumulated
at 5% interest prior to
and upon the
Certificate
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Anniversary immediately following the Participant’s attainment of age 80.
Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate.	Optional	0.50% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all
Plans.
This rider will only be
included or offered if
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi- annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
systematic withdrawal option You select.

Benefits Available [Table Text Block]
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greater of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
rider attached to the
Certificate.
		Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
		Optional	0.05% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
	the Return of Premium Death Benefit – the initial Net Premium received (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).			You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Step-up with Return of Premium
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
Death Benefit
described above; or (4)
the Step-Up Death
Benefit – the greatest
Step-Up Anniversary
Value (adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance).
Optional
0.20% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Guaranteed Minimum Death Benefit — Return of Premium with Interest
If You die before the
Annuity Date and
while the Certificate is
in force, pays Your
designated
beneficiaries the
greatest of: (1) the
Participant Account
Value; or (2) the death
benefit provided in any
other rider attached to
the Certificate; or (3)
the Return of Premium
with Interest Death
Benefit – Net premium
(adjusted for any
additional Net
Premium, withdrawals
and outstanding loan
balance) accumulated
at 5% interest prior to
and upon the
Certificate
Optional
0.30% (on an annual
basis) of Your average
Participant Account
Value.
If both the Guaranteed
Minimum Death
Benefit
Rider — Step-up with
Return of Premium
and the Guaranteed
Minimum Death
Benefit
Rider — Return of
Premium with Interest
are selected, the total
annual charge for both
riders will not exceed
0.40% (on an annual
basis) of Your average
Participant Account
Value.

May not be available in
all states or in all Plans
and will not be issued
on or after the
Participant’s 70th
birthday.
This rider cannot be
terminated by the
Participant or the
Contract Owner after
the Certificate Date.
We reserve the right to
restrict allocations or
transfers to the Fixed
Account or any of the
Subaccounts.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Anniversary immediately following the Participant’s attainment of age 80.
Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate.	Optional	0.50% (on an annual basis) of Your average Participant Account Value.
May not be available in
all states or in all
Plans.
This rider will only be
included or offered if
negotiated by the
employer and HMLIC
as part of the Contract.
You should refer to the
Contract and
enrollment form for
the optional riders
available to You.
The premium bonus
will never exceed 5%
and will never be paid
longer than 5 years.

Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi- annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
systematic withdrawal option You select.

Name of Benefit [Text Block]	Name of benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	10.74%	4.83%	4.09%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	14.55%	7.56%	6.10%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	16.03%	8.37%	6.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	17.14%	9.17%	7.06%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	18.34%	9.99%	7.52%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	19.48%	10.76%	7.91%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	20.17%	10.93%	7.99%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	20.16%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	20.18%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2065 Fund / The Vanguard Group, Inc.	0.08%	20.15%	10.91%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.68%	9.65%	11.32%	7.98%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	26.24%	15.65%	11.99%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	45.27%	13.33%	11.71%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.06%	25.38%	11.91%	8.54%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Mid Growth	T Rowe Price New Horizons Fund – Investor Class / T Rowe Price Associates, Inc.	0.78%	21.35%	12.74%	11.53%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.80%*	12.22%	10.19%	7.21%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	18.20%	11.70%	8.43%
Small Growth	MFS VIT New Discovery Series Initial Class / Massachusetts Financial Services Company	0.87%*	14.41%	11.08%	7.67%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.78%	16.31%	8.19%	4.36%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.08%	17.67%	8.36%	4.54%
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.16%	2.06%	0.83%	2.28%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.14%	9.21%	4.66%	2.98%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	11.57%	4.64%	4.10%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	11.81%	7.33%	7.36%
Inflation Protected Bond	Vanguard® Short-Term Inflation-Protected Securities / The Vanguard Group, Inc.	0.06%	4.59%	3.32%	1.92%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	6.20%	1.97%	2.33%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(5) / T Rowe Price Associates, Inc.	0.44%*	4.72%	0.60%	1.48%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	5.70%	1.11%	1.79%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Global Bond	American Funds IS Capital World Bond Fund 1 / Capital Research and Management Co.	0.48%	6.39%	-0.07%	0.62%
Global Bond	T Rowe Price International Bond Fund — Investor Class(4) / T Rowe Price Associates, Inc.	0.67%*	7.09%	-1.18%	-0.59%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.62%	7.89%	3.20%	3.00%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	11.74%	5.21%	4.43%
High Yield Bond	Vanguard® High-Yield Corporate Fund Investor Shares(3) / The Vanguard Group, Inc.	0.23%	11.63%	5.11%	4.33%
Balanced Fund	Vanguard® STAR Fund / The Vanguard Group, Inc.	0.31%	17.11%	9.34%	7.17%
Money Market	Vanguard® Cash Reserves Federal Money Market Fund Admiral Shares(2) / The Vanguard Group, Inc.	0.10%	5.10%	1.90%	1.33%
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.09%	1.83%	1.21%
*These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/RP(1)Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.(2)On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.(3)On and after August 1, 2017, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.(4)On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.(5)On and after May 1, 2021, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Vanguard® Retirement Income Fund / The Vanguard Group, Inc.	0.08%	10.74%	4.83%	4.09%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2025 Fund / The Vanguard Group, Inc.	0.08%	14.55%	7.56%	6.10%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2030 Fund / The Vanguard Group, Inc.	0.08%	16.03%	8.37%	6.58%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2035 Fund / The Vanguard Group, Inc.	0.08%	17.14%	9.17%	7.06%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2040 Fund / The Vanguard Group, Inc.	0.08%	18.34%	9.99%	7.52%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2045 Fund / The Vanguard Group, Inc.	0.08%	19.48%	10.76%	7.91%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2050 Fund / The Vanguard Group, Inc.	0.08%	20.17%	10.93%	7.99%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2055 Fund / The Vanguard Group, Inc	0.08%	20.16%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2060 Fund / The Vanguard Group, Inc.	0.08%	20.18%	10.92%	7.97%
Lifecycle/Target Date Funds	Vanguard® Target Retirement 2065 Fund / The Vanguard Group, Inc.	0.08%	20.15%	10.91%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.68%	9.65%	11.32%	7.98%
Large Blend	Vanguard® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	26.24%	15.65%	11.99%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.65%	45.27%	13.33%	11.71%
Mid Blend	Vanguard® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.06%	25.38%	11.91%	8.54%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Mid Growth	T Rowe Price New Horizons Fund – Investor Class / T Rowe Price Associates, Inc.	0.78%	21.35%	12.74%	11.53%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T Rowe Price Associates, Inc.	0.80%*	12.22%	10.19%	7.21%
Small Blend	Vanguard® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	18.20%	11.70%	8.43%
Small Growth	MFS VIT New Discovery Series Initial Class / Massachusetts Financial Services Company	0.87%*	14.41%	11.08%	7.67%
International Stock - Developed Markets	T Rowe Price Overseas Stock Fund — Investor Class / T Rowe Price Associates, Inc.	0.78%	16.31%	8.19%	4.36%
International Stock - Developed Markets	Vanguard® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.08%	17.67%	8.36%	4.54%
International Stock - Emerging Markets	T Rowe Price Emerging Markets Stock Fund — Investor Class / T Rowe Price Associates, Inc.	1.16%	2.06%	0.83%	2.28%
International Stock - Emerging Markets	Vanguard® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.14%	9.21%	4.66%	2.98%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T Rowe Price Associates, Inc.	0.95%	11.57%	4.64%	4.10%
Real Estate	Vanguard® Real Estate Index Fund Admiral Shares / The Vanguard Group, Inc.	0.12%	11.81%	7.33%	7.36%
Inflation Protected Bond	Vanguard® Short-Term Inflation-Protected Securities / The Vanguard Group, Inc.	0.06%	4.59%	3.32%	1.92%
Intermediate-Term Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.38%	6.20%	1.97%	2.33%
Intermediate-Term Bond	T Rowe Price New Income Fund — Investor Class(5) / T Rowe Price Associates, Inc.	0.44%*	4.72%	0.60%	1.48%
Intermediate-Term Bond	Vanguard® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	5.70%	1.11%	1.79%
Type of Fund	Portfolio Company and Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-year	5-year	10-year
Global Bond	American Funds IS Capital World Bond Fund 1 / Capital Research and Management Co.	0.48%	6.39%	-0.07%	0.62%
Global Bond	T Rowe Price International Bond Fund — Investor Class(4) / T Rowe Price Associates, Inc.	0.67%*	7.09%	-1.18%	-0.59%
Multi-Sector Bond	T Rowe Price Spectrum Income Fund — Investor Class / T Rowe Price Associates, Inc.	0.62%	7.89%	3.20%	3.00%
High Yield Bond	Vanguard® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	11.74%	5.21%	4.43%
High Yield Bond	Vanguard® High-Yield Corporate Fund Investor Shares(3) / The Vanguard Group, Inc.	0.23%	11.63%	5.11%	4.33%
Balanced Fund	Vanguard® STAR Fund / The Vanguard Group, Inc.	0.31%	17.11%	9.34%	7.17%
Money Market	Vanguard® Cash Reserves Federal Money Market Fund Admiral Shares(2) / The Vanguard Group, Inc.	0.10%	5.10%	1.90%	1.33%
Money Market	Vanguard® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	5.09%	1.83%	1.21%

Portfolio Company Objective [Text Block]	Type of Fund
Temporary Fee Reductions, Current Expenses [Text Block]	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/RP
Retirement Protector | RisksAssociatedwithInvestmentOptionsMember
Prospectus:
Risk [Text Block]	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Certificate (e.g., Portfolio Companies).Each Investment Option (including any Fixed Account Investment Option) will have its own unique risks.You should review these Investment Options before making an investment decision.
Principal Risk [Text Block]	Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Retirement Protector | PremiumBonusRiskMember
Prospectus:
Principal Risk [Text Block]	Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Retirement Protector | LimitationonAccesstoCashValueThroughWithdrawalsMember
Prospectus:
Principal Risk [Text Block]	Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances. Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Retirement Protector | SignificantEventsMember
Prospectus:
Principal Risk [Text Block]	Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
Retirement Protector | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Certificate, including loss of principal.
Principal Risk [Text Block]	Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
Retirement Protector | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.
Principal Risk [Text Block]	Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Retirement Protector | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risk [Text Block]	Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Retirement Protector | VanguardTargetRetirementIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Retirement Income Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	10.74%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.09%
Retirement Protector | VanguardTargetRetirement2025FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Retirement Protector | VanguardTargetRetirement2030FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.03%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	6.58%
Retirement Protector | VanguardTargetRetirement2035FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Retirement Protector | VanguardTargetRetirement2040FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.34%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.52%
Retirement Protector | VanguardTargetRetirement2045FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	10.76%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Retirement Protector | VanguardTargetRetirement2050FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.17%
Average Annual Total Returns, 5 Years [Percent]	10.93%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Retirement Protector | VanguardTargetRetirement2055FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Retirement Protector | VanguardTargetRetirement2060FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.18%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.97%
Retirement Protector | VanguardTargetRetirement2065FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Lifecycle/Target Date Funds
Portfolio Company Name [Text Block]	Vanguard® Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	20.15%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Retirement Protector | TRowePriceEquityIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	T Rowe Price Equity Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.65%
Average Annual Total Returns, 5 Years [Percent]	11.32%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Retirement Protector | Vanguard500IndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Vanguard® 500 Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.04%
Average Annual Total Returns, 1 Year [Percent]	26.24%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Retirement Protector | TRowePriceGrowthStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	T Rowe Price Growth Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	45.27%
Average Annual Total Returns, 5 Years [Percent]	13.33%
Average Annual Total Returns, 10 Years [Percent]	11.71%
Retirement Protector | VanguardExtendedMarketIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Blend
Portfolio Company Name [Text Block]	Vanguard® Extended Market Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	25.38%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.54%
Retirement Protector | TRowePriceNewHorizonsFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Mid Growth
Portfolio Company Name [Text Block]	T Rowe Price New Horizons Fund – Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	21.35%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Average Annual Total Returns, 10 Years [Percent]	11.53%
Retirement Protector | TRowePriceSmallCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	T Rowe Price Small-Cap Value Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	7.21%
Retirement Protector | VanguardSmallCapIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Vanguard® Small Cap Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	18.20%
Average Annual Total Returns, 5 Years [Percent]	11.70%
Average Annual Total Returns, 10 Years [Percent]	8.43%
Retirement Protector | Member
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.41%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Retirement Protector | TRowePriceOverseasStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	T Rowe Price Overseas Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	16.31%
Average Annual Total Returns, 5 Years [Percent]	8.19%
Average Annual Total Returns, 10 Years [Percent]	4.36%
Retirement Protector | VanguardDevelopedMarketsIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Developed Markets
Portfolio Company Name [Text Block]	Vanguard® Developed Markets Index — Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.67%
Average Annual Total Returns, 5 Years [Percent]	8.36%
Average Annual Total Returns, 10 Years [Percent]	4.54%
Retirement Protector | TRowePriceEmergingMarketsStockFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	T Rowe Price Emerging Markets Stock Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	2.06%
Average Annual Total Returns, 5 Years [Percent]	0.83%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Retirement Protector | VanguardEmergingMarketsStockIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	International Stock - Emerging Markets
Portfolio Company Name [Text Block]	Vanguard® Emerging Markets Stock Index Admiral Share
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	2.98%
Retirement Protector | TRowePriceGlobalRealEstateInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	T Rowe Price Global Real Estate — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.10%
Retirement Protector | VanguardREITIndexFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Fund Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Retirement Protector | VanguardShortTermInflationProtectedSecuritiesFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Inflation Protected Bond
Portfolio Company Name [Text Block]	Vanguard® Short-Term Inflation-Protected Securities
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	4.59%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	1.92%
Retirement Protector | FidelityVIPInvestmentGradeBondInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Fidelity VIP Investment Grade Bond Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	6.20%
Average Annual Total Returns, 5 Years [Percent]	1.97%
Average Annual Total Returns, 10 Years [Percent]	2.33%
Retirement Protector | TRowePriceNewIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	T Rowe Price New Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	0.60%
Average Annual Total Returns, 10 Years [Percent]	1.48%
Retirement Protector | VanguardTotalBondMarketIndexAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Retirement Protector | AmericanFundsISCapitalWorldBondFund1Member
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Co.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.39%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	0.62%
Retirement Protector | TRowePriceInternationalBondFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	T Rowe Price International Bond Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	7.09%
Average Annual Total Returns, 5 Years [Percent]	(1.18%)
Average Annual Total Returns, 10 Years [Percent]	(0.59%)
Retirement Protector | TRowePriceSpectrumIncomeFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Multi-Sector Bond
Portfolio Company Name [Text Block]	T Rowe Price Spectrum Income Fund — Investor Class
Portfolio Company Adviser [Text Block]	T Rowe Price Associates, Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.89%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Retirement Protector | VanguardHighYieldCorporateFundAdmiralSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® High-Yield Corporate Fund Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	11.74%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Retirement Protector | VanguardHighYieldCorporateFundInvestorSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Vanguard® High-Yield Corporate Fund Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Retirement Protector | VanguardSTARFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced Fund
Portfolio Company Name [Text Block]	Vanguard® STAR Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	17.11%
Average Annual Total Returns, 5 Years [Percent]	9.34%
Average Annual Total Returns, 10 Years [Percent]	7.17%
Retirement Protector | VanguardCashReservesFederalMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	1.33%
Retirement Protector | VanguardFederalMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Vanguard® Federal Money Market Fund (available August 1, 2016)
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.09%
Average Annual Total Returns, 5 Years [Percent]	1.83%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Retirement Protector | MFSVITNewDiscoveryInitialMember
Prospectus:
Portfolio Company Name [Text Block]	MFS VIT New Discovery Series Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Retirement Protector | VanguardCashReservesFederalMoneyMarketFundAdmiralSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Vanguard® Cash Reserves Federal Money Market Fund Admiral Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Retirement Protector | GuaranteedMinimumDeathBenefitStepupwithReturnofPremiumGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Step-up with Return of Premium
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium Death Benefit described above; or (4) the Step-Up Death Benefit – the greatest Step-Up Anniversary Value (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.20%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.You should refer to the Contract and enrollment form for the optional riders available to You.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Step-up with Return of Premium
Retirement Protector | GuaranteedMinimumDeathBenefitReturnofPremiumwithInterestGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium with Interest
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium with Interest Death Benefit – Net premium (adjusted for any additional Net Premium, withdrawals and outstanding loan balance) accumulated at 5% interest prior to and upon the Certificate
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.You should refer to the Contract and enrollment form for the optional riders available to You.Name of benefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Restrictions/LimitationsAnniversary immediately following the Participant’s attainment of age 80.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium with Interest
Retirement Protector | GuaranteedMinimumDeathBenefitReturnofPremiumGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.05%
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.05%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.05%
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70thbirthday.This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.Name of benefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Restrictions/Limitationsthe Return of Premium Death Benefit – the initial Net Premiumreceived (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).You should refer to the Contract and enrollment form for the optional riders available to You.
Name of Benefit [Text Block]	Guaranteed Minimum Death Benefit — Return of Premium
Retirement Protector | PremiumBonusGroupProductsOnlyMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Name of Benefit [Text Block]	Premium Bonus
Purpose of Benefit [Text Block]	Provides for a credit of a percentage of premium We receive at Our Home Officeduring the period of time specified in YourCertificate.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Brief Restrictions / Limitations [Text Block]	May not be available in all states or in all Plans.This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract.You should refer to the Contract and enrollment form for the optional riders available to You.The premium bonus will never exceed 5% and will never be paid longer than 5 years.
Name of Benefit [Text Block]	Premium Bonus
Retirement Protector | LoansMember
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	8.00%
Retirement Protector | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the Investment OptionsYou select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Portfolio Rebalancing
Retirement Protector | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of money from the Investment OptionsYou have selected, at set intervals over a specific period of time.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the portfolio rebalancing option.Only available during the accumulation phase.Subject to portfolio restrictions.
Name of Benefit [Text Block]	Dollar Cost Averaging
Retirement Protector | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot use with the dollar cost averaging option.Only available during the accumulation phase.Subject to portfolio restrictions.Name of benefitPurposeIs Benefit Standard or OptionalMaximum FeeBrief Description of Restrictions/Limitationssystematic withdrawal option You select.
Name of Benefit [Text Block]	Systematic Withdrawals
Retirement Protector | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	If You die before the Annuity Date and while the Certificate is in force, pays Yourdesignated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	Death BenefitsDeath Benefit Proceeds If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required. The beneficiary will receive the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any rider elected and attached to the Certificate.At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child. Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change. Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday. Guaranteed Minimum Death Benefit—Return of Premium Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium Death Benefit described in this rider.Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.) The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death. We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Guaranteed Minimum Death Benefit—Step-up with Return of Premium Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium Death Benefit described in this rider; or4.the Step-Up Death Benefit described in this rider.We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit. Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death. Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below. We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier. The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death. Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts. Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Guaranteed Minimum Death Benefit—Return of Premium with Interest Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of: 1.the Participant Account Value; or2.the death benefit provided in any other rider elected and attached to the Certificate; or3.the Return of Premium with Interest Death Benefit described in this rider.Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates: 1.5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.2.0 percent thereafter.An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal. We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit. Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death. Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued. We will deduct any charge for this rider from Your Variable Account Value. Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts. Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of: a.when the Participant applies the Annuitized Value to an Annuity Payment option; orb.the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; orc.if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.Annuity PaymentsThe Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 73, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”) The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges. The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”) In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum. Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis. ●If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.●The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.The death benefit ends upon full annuitization of the Certificate. Amount of Fixed and Variable Annuity PaymentsThe Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option. Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC. Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s). The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments. The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00. ●The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.●If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.Not all Subaccount(s) may be available for Annuity Payments.Misstatement of Age or Sex If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.